SCHEDULE OF ASSUMPTIONS FOR WARRANT GRANTS (Details) - Old Glory Holding Co [Member]	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Calculated fair value	0.0403	0.0418
Measurement Input, Expected Term [Member]
Calculated fair value	0.07	0.07
Measurement Input, Price Volatility [Member]
Calculated fair value	0.40	0.40
Measurement Input, Expected Dividend Rate [Member]
Calculated fair value	0.0000	0.0000
Measurement Input, Exercise Price [Member]
Calculated fair value	0.0342
Measurement Input, Exercise Price [Member] | Minimum [Member]
Calculated fair value		0.0246
Measurement Input, Exercise Price [Member] | Maximum [Member]
Calculated fair value		0.0295